Related Party Transactions - Schedule of Related Party Receivables and Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Receivables	$ 3,226	$ 1,274	$ 848
Accounts payable and accrued liabilities	6,860	4,397	4,823
Smackover Lithium
Disclosure of transactions between related parties [line items]
Receivables	3,226	1,274	848
Accounts payable and accrued liabilities	4,700	4,000	4,000
Management and Directors
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 2,160	$ 397	$ 823